Related Party Transactions - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of transactions between related parties [line items]
Wealth Management Assets	$ 3,800.0	$ 3,000.0
Revenue From Rendering Of Services Related Party Transactions	5.0	3.7
Directors [member]
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	132.4	145.2
Utilized credit exposure	$ 23.9	$ 11.5